Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation was recognized in operating expenses for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenue	26	9	43
Selling expenses	196	110	6,514
General and administrative expenses	386	726	87,980
Research and development expenses	203	122	421

	811	967	94,958

Share-based Payment Arrangement, Option, Activity
The following table sets forth the activities under the Company’s share options for the periods ended December 31, 2017, 2018 and 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value RMB
Outstanding at January 1, 2017	9,540,000	0.40
Granted	5,900,000	0.71
Exercised	(960,000)	0.36
Forfeited	(1,620,000)	0.56

Outstanding at December 31, 2017	12,860,000	0.53

Granted	316,360	1.42
Exercised	—	—
Forfeited	(2,080,000)	0.55

Outstanding at December 31, 2018	11,096,360	0.55

Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

Share-based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the year ended December 31, 2019:

	Options to Employees	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	4.20